Lease - Schedule of Group's Lease Liabilitites (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Opening balance at January 1	€ 164
Additions		€ 172
Repayment	(55)	(10)
Interest	9	2
Total lease liability at December 31	118	164
Lease liability	62	53
Lease liability	€ 56	€ 111